SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1 | EquityInstruments	4,459	4,937
Granted | EquityInstruments	1,378	1,436
Reinvested | EquityInstruments	77
Redeemed | EquityInstruments	(1,739)	(1,575)
Forfeited | EquityInstruments	(394)	(339)
Outstanding at end of period | EquityInstruments	3,781	4,459
Balance at January 1 | $ / shares	$ 5.95	$ 5.16
Granted | $ / shares	$ 8.37	7.76
Reinvested | $ / shares	6.90
Redeemed | $ / shares	$ 4.92	5.32
Forfeited | $ / shares	6.66	5.02
Outstanding at end of period | $ / shares	$ 7.25	$ 5.95